Commitments and Contingencies (Restated) (Details) € in Thousands, $ in Thousands								1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 16, 2023 USD ($)	Nov. 10, 2023 USD ($)	May 28, 2021 USD ($)	Mar. 16, 2021 shares	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	May 28, 2021 USD ($)	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	May 09, 2023 USD ($)	Apr. 11, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Restated) [Line Items]
Estimate range of possible losses							€ 10,000		$ 4,300
Damages and costs						$ 13,000
Party charges			$ 8,900
Accrued liability balance					$ 8,900
Accrued liabilities										$ 1,600					€ 3,990	$ 3,300
Accrued Liabilities										2,200
Agreed principle amount (in Euro) | €											€ 100
Claim amount (in Euro) | €															€ 1,000
Claims settlement (in Euro) | €													€ 1,000
Settlement principle										600
Aggregate amount in excess (in Euro) | €							€ 10,000
Aggregate for the counterclaimed damages and costs						$ 13,000
Reimbursement of certain third party charges								$ 8,900
Net outstanding balance									900	1,600
Settlement amount	$ 200
Settlement offer									1,500
Total claim														$ 1,100
Total amount claims												$ 1,100
Paid amount		$ 1,100
Over-Allotment Option [Member]
Commitments and Contingencies (Restated) [Line Items]
Partially exercised additional units (in Shares) | shares				3,000,000
IPO [Member]
Commitments and Contingencies (Restated) [Line Items]
Underwriter fee									100,000	100,000
Accrued Liabilities [Member]
Commitments and Contingencies (Restated) [Line Items]
Accrued liabilities									$ 2,200	$ 2,200
Underwriting Agreement [Member]
Commitments and Contingencies (Restated) [Line Items]
Shares issued (in Shares) | shares									3,300,000	3,300,000	3,300,000
Cash underwriting discount									$ 4,400,000	$ 4,400,000